Reorganization and Fresh Start Accounting - Reorganization Adjustments to Common Stock and Additional Paid in Capital (Details) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reorganization, Chapter 11 [Line Items]
Par value of 50 million shares of new common stock issued	$ 1	$ 1	$ 1		$ 2,511			$ 2,492
Additional paid-in capital	1,018,767	1,018,767	1,388,388		814,796			807,093
Total shareholders' equity	$ 1,018,768	$ 1,018,768	1,366,668	$ 1,385,724	(311,388)	$ 2,509,034	$ 2,556,970	3,658,972	$ 4,654,574	$ 5,950,628
Common Stock
Reorganization, Chapter 11 [Line Items]
Issuance of common stock (in shares)	50,000	50,000
Total shareholders' equity	$ 1	$ 1	$ 1	$ 1	$ 2,511	$ 2,510	$ 2,510	$ 2,492	$ 2,468	$ 2,450
Ordinary Shares
Reorganization, Chapter 11 [Line Items]
Additional paid-in capital	875,931	875,931
Warrant
Reorganization, Chapter 11 [Line Items]
Additional paid-in capital	$ 142,836	$ 142,836